Earnings per share (Reconciliation of Net Earnings (Loss) and Weighted Average Number of Shares Outstanding) (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income used for purpose of calculating basic earnings per common share	€ 137,308	€ 1,051,893	€ 7,149
Basic weighted average number of shares outstanding during the year (thousands) (in shares)	63,510	63,202	56,108
Effect of dilutive potential common shares from stock options (in shares)	699	994	659
Dilutive weighted average number of shares outstanding (in shares)	64,209	64,196	56,767
Net income from continuing operations per share:
Basic (in euro per share)	€ 2.16	€ 16.64	€ 0.13
Diluted (in euro per share)	€ 2.14	€ 16.39	€ 0.13